Related Parties Balances and Transactions - Schedule of Amounts Related party transactions Due from Related Parties and due to related parties (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Balance as of Beginning		$ 1,592,593
Balance as of Beginning	85,601
Accrual interest due from PFHGL
Loans & interest repayment
Salary and other expense paid by the Group on behalf of PFHGL		37,411
Rental fee due from PSL		15,357
Provision of current expected credit losses		(1,702,032)
Exchange diff.		56,671
Balance as of Ending
Other expense paid on behalf for the Group	1,664	252,820
Repayment to related parties	(170,220)
Repayment to Hongtao Shi		(170,220)
Exchange diff.		1
Balance as of Ending	1,664	85,601
Prestige Global Capital Inc. (“PGCI”) [Member]
Related Party Transaction [Line Items]
Balance as of Beginning
Accrual interest due from PFHGL
Loans & interest repayment
Salary and other expense paid by the Group on behalf of PFHGL
Provision of current expected credit losses
Exchange diff.
Balance as of Ending
Prestige Securities Limited (“PSL”) [Member]
Related Party Transaction [Line Items]
Balance as of Beginning
Accrual interest due from PFHGL
Loans & interest repayment
Salary and other expense paid by the Group on behalf of PFHGL
Rental fee due from PSL		15,357
Provision of current expected credit losses		(15,432)
Exchange diff.		75
Balance as of Ending
Prestige Financial Holdings Group Limited (“PFHGL”) [Member]
Related Party Transaction [Line Items]
Balance as of Beginning		1,592,593
Accrual interest due from PFHGL
Loans & interest repayment
Salary and other expense paid by the Group on behalf of PFHGL		37,411
Rental fee due from PSL
Provision of current expected credit losses		(1,686,600)
Exchange diff.		56,596
Balance as of Ending
Zimuyin Jiang [Member]
Related Party Transaction [Line Items]
Balance as of Beginning
Other expense paid on behalf for the Group	1,664
Repayment to related parties
Repayment to Hongtao Shi
Balance as of Ending	1,664
Hongtao Shi [Member]
Related Party Transaction [Line Items]
Balance as of Beginning	65,001
Other expense paid on behalf for the Group		232,220
Repayment to related parties	(65,001)
Repayment to Hongtao Shi		(170,220)
Exchange diff.		1
Balance as of Ending		65,001
Ngat Wong [Member]
Related Party Transaction [Line Items]
Balance as of Beginning	20,600
Other expense paid on behalf for the Group		20,600
Repayment to related parties	(20,600)
Repayment to Hongtao Shi
Exchange diff.
Balance as of Ending		$ 20,600